Note 15 - Condensed Parent Company Financial Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 57,034	$ 26,412
Other assets	11,203	10,283
Total assets	978,532	880,014
Junior subordinated deferrable interest debentures	12,942	12,908
Other Borrowings	7,750	58,750
Other liabilities	7,863	6,441
Total Liabilities	866,933	785,233
Shareholders' equity	111,599	94,781	$ 80,944	$ 75,704
Total liabilities and shareholders’ equity	978,532	880,014
Parent Company [Member]
Cash	1,845	879
Investment in bank subsidiary	129,070	114,029
Other assets	1,576	2,419
Total assets	132,491	117,327
Junior subordinated deferrable interest debentures	12,942	12,908
Other Borrowings	7,750	8,750
Other liabilities	200	888
Total Liabilities	20,892	22,546
Shareholders' equity	111,599	94,781
Total liabilities and shareholders’ equity	$ 132,491	$ 117,327